UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Target 2012 Fund

	Shares	Value ($)

Common Stocks 29.4%
Consumer Discretionary 2.7%
Auto Components 0.3%
Autoliv, Inc.	2,000	122,480
TRW Automotive Holdings Corp.*	2,200	56,232

		178,712
Hotels Restaurants & Leisure 0.5%
Panera Bread Co. "A"*	600	31,356
Yum! Brands, Inc.	5,500	223,740

		255,096
Household Durables 0.4%
Centex Corp.	6,200	129,084

NVR, Inc.*	100	61,350

		190,434
Media 0.8%
DISH Network Corp. "A"*	6,600	196,944
Liberty Global, Inc. "A"*	500	17,695
The DIRECTV Group, Inc.*	9,100	224,224

		438,863
Specialty Retail 0.7%
The Gap, Inc.	10,100	188,062
TJX Companies, Inc.	6,800	219,096

		407,158
Consumer Staples 2.7%
Beverages 0.6%
Coca-Cola Enterprises, Inc.	1,400	31,500
Pepsi Bottling Group, Inc.	5,900	198,889
PepsiCo, Inc.	1,100	75,383

		305,772
Food & Staples Retailing 0.9%
Kroger Co.	5,100	138,975
Safeway, Inc.	1,200	37,920
Wal-Mart Stores, Inc.	5,800	336,284

		513,179
Household Products 0.5%
Colgate-Palmolive Co.	3,100	219,170
Procter & Gamble Co.	500	33,525

		252,695
Personal Products 0.3%
Herbalife Ltd.	4,200	183,876
Tobacco 0.4%
Altria Group, Inc.	3,370	67,400
Philip Morris International, Inc.*	2,470	126,044

		193,444
Energy 4.1%
Energy Equipment & Services 0.0%
FMC Technologies, Inc.*	100	6,720
Oil, Gas & Consumable Fuels 4.1%
Apache Corp.	1,900	255,892
Chevron Corp.	4,700	451,905
ConocoPhillips	4,100	353,215
ExxonMobil Corp.	3,874	360,553
Hess Corp.	1,700	180,540
Marathon Oil Corp.	4,400	200,508
Noble Energy	2,400	208,800
Occidental Petroleum Corp.	1,300	108,173
Sunoco, Inc.	1,100	51,051
W&T Offshore, Inc.	500	20,450
Williams Companies, Inc.	600	21,300

		2,212,387
Financials 4.2%
Capital Markets 2.1%
Bank of New York Mellon Corp.	6,600	287,298
BlackRock, Inc.	200	40,358

Charles Schwab Corp.	10,400	224,640
Franklin Resources, Inc.	900	85,635
Northern Trust Corp.	3,400	251,974
State Street Corp.	3,300	238,062

		1,127,967
Commercial Banks 0.5%
Wells Fargo & Co.	9,480	282,030
Diversified Financial Services 0.2%
The Nasdaq OMX Group, Inc.*	3,700	134,865
Insurance 0.9%
ACE Ltd.	3,800	229,102
Allied World Assurance Co. Holdings Ltd.	1,000	41,230
MetLife, Inc.	500	30,425
PartnerRe Ltd.	2,100	155,358
Reinsurance Group of America, Inc.	700	36,386
W.R. Berkley Corp.	200	5,138

		497,639
Real Estate Investment Trusts 0.4%
AMB Property Corp. (REIT)	200	11,550
AvalonBay Communities, Inc. (REIT)	100	9,975
Equity Residential (REIT)	900	37,368
Host Hotels & Resorts, Inc. (REIT)	1,300	22,360
ProLogis (REIT)	400	25,044
Public Storage (REIT)	400	36,280
Simon Property Group, Inc. (REIT)	600	59,916
The Macerich Co. (REIT)	100	7,313
Vornado Realty Trust (REIT)	100	9,309

		219,115
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	2,200	52,140
Health Care 3.7%
Biotechnology 0.4%
Gilead Sciences, Inc.*	4,300	222,568
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	3,600	224,352
Intuitive Surgical, Inc.*	500	144,630
Kinetic Concepts, Inc.*	3,500	138,810
St. Jude Medical, Inc.*	2,700	118,206

		625,998
Health Care Providers & Services 0.6%
Aetna, Inc.	2,400	104,640
Health Net, Inc.*	6,700	196,243

		300,883
Pharmaceuticals 1.6%
Eli Lilly & Co.	4,600	221,444
Johnson & Johnson	1,200	80,508
Merck & Co., Inc.	4,800	182,592
Pfizer, Inc.	18,000	361,980
Watson Pharmaceuticals, Inc.*	400	12,416

		858,940

Industrials 4.6%
Aerospace & Defense 1.0%
General Dynamics Corp.	1,800	162,756
Honeywell International, Inc.	4,900	291,060
Northrop Grumman Corp.	1,200	88,284

		542,100
Airlines 0.2%
US Airways Group, Inc.*	14,200	121,978
Building Products 0.3%
Armstrong World Industries, Inc.	700	24,913
Lennox International, Inc.	300	9,942
USG Corp.*	4,100	144,771

		179,626
Commercial Services & Supplies 0.4%
HNI Corp.	400	8,708
The Brink's Co.	2,800	203,700

		212,408
Construction & Engineering 0.2%
Shaw Group, Inc.*	2,500	123,550
Industrial Conglomerates 0.8%
3M Co.	3,300	253,770
General Electric Co.	4,660	152,382

		406,152
Machinery 1.0%
Caterpillar, Inc.	3,000	245,640
Flowserve Corp.	1,800	223,362
PACCAR, Inc.	1,100	52,052

		521,054
Marine 0.3%
Kirby Corp.*	3,100	170,004
Road & Rail 0.4%
Ryder System, Inc.	3,300	225,951
Trading Companies & Distributors 0.0%
WESCO International, Inc.*	200	7,442
Information Technology 4.0%
Computers & Peripherals 1.9%
Apple, Inc.*	1,800	313,110
International Business Machines Corp.	2,200	265,540
Lexmark International, Inc. "A"*	4,800	150,672
Seagate Technology	8,200	154,734
Western Digital Corp.*	5,200	150,748

		1,034,804
Electronic Equipment & Instruments 0.2%
Avnet, Inc.*	2,500	65,475
Dolby Laboratories, Inc. "A"*	200	8,030
Tech Data Corp.*	500	16,805

		90,310
Internet Software & Services 0.4%
eBay, Inc.*	2,270	71,029
Google, Inc. "A"*	300	172,287

		243,316
IT Services 0.2%
VeriFone Holdings, Inc.*	7,300	81,687

Semiconductors & Semiconductor Equipment 0.4%
Texas Instruments, Inc.	7,700	224,532
Software 0.9%
Compuware Corp.*	1,300	9,802
Microsoft Corp.	16,310	465,161
Symantec Corp.*	2,200	37,884

		512,847
Materials 1.0%
Chemicals 0.4%
Monsanto Co.	1,800	205,236
Metals & Mining 0.6%
AK Steel Holding Corp.	1,800	113,004
Freeport-McMoRan Copper & Gold, Inc.	1,600	182,000
Reliance Steel & Aluminum Co.	600	36,468

		331,472
Telecommunication Services 1.5%
Diversified Telecommunication Services
AT&T, Inc.	6,520	252,389
Embarq Corp.	4,400	182,908
Verizon Communications, Inc.	9,800	377,104

		812,401
Utilities 0.9%
Electric Utilities 0.5%
Edison International	4,900	255,633
Independent Power Producers & Energy Traders 0.4%
Constellation Energy Group, Inc.	2,900	245,485

Total Common Stocks (Cost $15,323,405)		16,008,469
	Principal Amount ($)	Value ($)

Government & Agency Obligation 69.7%
US Treasury Obligation
US Treasury STRIPS, 5.316%**, 2/15/2012 (a) (Cost $34,709,090)	42,353,000	38,004,236
	Shares	Value ($)

Securities Lending Collateral 14.8%
Daily Assets Fund Institutional, 2.88% (b) (c) (Cost $8,074,000)	8,074,000	8,074,000
Cash Equivalents 0.3%
Cash Management QP Trust, 2.54% (b) (Cost $174,481)	174,481	174,481
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $58,280,976) †	114.2	62,261,186
Other Assets and Liabilities, Net	(14.2)	(7,748,721)

Net Assets	100.0	54,512,465

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.

**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $58,397,686. At April 30, 2008, net unrealized appreciation for all securities based on tax cost was $3,863,500. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,565,633 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $702,133.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2008 amounted to $7,920,000 which is 14.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008